COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Oct. 31, 2023 USD ($)
Consultant fees	$ 10,000
Balance owed	$ 500,000
Desmond Partners LLC [Member]
Equity percenatge	5.00%